DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Collateral Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 1,610,813	$ 717,962
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable		717,962	$ 115,635
Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	15,166	44,535
Cash | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable		44,535	0
Digital Assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable	$ 1,595,647	673,427
Digital Assets | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with digital assets loan receivable		$ 673,427	$ 115,635